Acquisition (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Business Combinations [Abstract]
Prepaid expenses	$ 17,500
Intangible assets	134,735
Total assets acquired at fair value	152,235
Total purchase consideration	$ 152,235